Shareholder Report, Holdings (Details)	May 31, 2025
C000005535 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005535 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000005535 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005535 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005535 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005535 | Federal Farm Credit Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005535 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005535 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005535 | Canadian Imperial Bank
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005535 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005535 | U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000005535 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000005535 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005535 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005535 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000190629 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000190629 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000190629 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000190629 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000190629 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000190629 | Federal Farm Credit Banks
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000190629 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190629 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190629 | Canadian Imperial Bank
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190629 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190629 | U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000190629 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000190629 | U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000190629 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000190629 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)